Acquisitions and Divestitures Acquisitions and Divestitures (Notes)	12 Months Ended
Dec. 31, 2014
Acquisitions and Divestitures [Abstract]
Acquisitions And Divestitures
3. Acquisitions and Divestitures
Acquisitions
M/T American Phoenix
On November 13, 2014, we acquired the M/T American Phoenix from Mid Ocean Tanker Company for $157 million. The M/T American Phoenix is a modern double-hulled, Jones Act qualified tanker with 330,000 barrels of cargo capacity that was placed into service during 2012.
The purchase price of $157 million was paid to Mid Ocean Tanker Company in cash, as funded with proceeds from available and committed liquidity under our $1 billion revolving credit facility. We have reflected the financial results of the acquired business in our marine transportation segment from the date of acquisition. We have recorded the assets acquired in the Consolidated Financial Statements at their fair values. Those fair values were developed by management.
The allocation of the purchase price, as presented on our Consolidated Balance Sheet, is summarized as follows:

Property and equipment	$125,000
Intangible assets	32,000
Total purchase price	$157,000

Our Consolidated Financial Statements include the results of our acquired offshore marine transportation business since November 13, 2014, the effective closing date of the acquisition. The following table presents selected financial information included in our Consolidated Financial Statements for the periods presented:

Year Ended December 31,
2014
Revenues	$3,038
Net income	$454

The table below presents selected unaudited pro forma financial information for us incorporating the historical results of the acquired M/T American Phoenix. The pro forma financial information below has been prepared as if the acquisition had been completed on January 1, 2013 and is based upon assumptions deemed appropriate by us and may not be indicative of actual results. Depreciation expense for the fixed assets acquired is calculated on a straight-line basis over an estimated useful life of approximately 30 years.

	Year Ended December 31,
	2014	2013
Pro forma earnings data:
Revenues from continuing operations	$3,863,745	$4,153,443
Net Income	$111,132	$90,829

Offshore Marine Transportation Business
In August 2013, we acquired substantially all of the assets of the downstream transportation business of Hornbeck Offshore Services, Inc. for $230.9 million, which we refer to as our offshore marine transportation business and assets. The total acquisition cost of $230.9 million was allocated to fixed assets on our Consolidated Balance Sheet. The acquired business was primarily comprised of nine barges and nine tug boats that transport crude oil and refined petroleum products, principally serving refineries and storage terminals along the Gulf Coast, Eastern Seaboard, Great Lakes and Caribbean. That acquisition was funded with proceeds from our $1 billion revolving credit facility. We have reflected the financial results of the acquired business in our marine segment from the date of the acquisition.
Our Consolidated Financial Statements include the results of our acquired offshore marine transportation business since August 28, 2013, the effective closing date of that acquisition. The following table presents selected financial information included in our Consolidated Financial Statements for the periods presented:

Year Ended December 31,
2013
Revenues	$30,424
Net income	$7,348

The table below presents selected unaudited pro forma financial information for us incorporating the historical results of our offshore marine transportation business. The pro forma financial information below has been prepared as if the acquisition had been completed on January 1, 2012 and is based upon assumptions deemed appropriate by us and may not be indicative of actual results. Depreciation expense for the fixed assets acquired is calculated on a straight-line basis over an estimated useful life of approximately 25 years.

	Year Ended December 31,
	2013	2012
Pro forma earnings data:
Revenues from continuing operations	$4,177,715	$3,416,790
Net Income	$98,846	$98,665

Interests in Gulf of Mexico Crude Oil Pipeline Systems
On January 3, 2012, we acquired from Marathon Oil Company interests in several Gulf of Mexico crude oil pipeline systems. The acquired pipeline interests include a 28% interest in Poseidon Oil Pipeline Company, L.L.C., a 100% interest in Marathon Offshore Pipeline, LLC (subsequently re-named GEL Offshore Pipeline, LLC, or “GOPL”) and a 29% interest in Odyssey Pipeline L.L.C. GOPL owns a 23% interest in the Eugene Island crude oil pipeline system and a 100% interest in two smaller offshore pipelines. The purchase price, net of post-closing adjustments, was $205.6 million. We funded the purchase price with cash available under our credit facility. We account for our interests in Poseidon and Odyssey under the equity method of accounting. We have recorded the assets acquired and liabilities assumed of GOPL in the Consolidated Financial Statements at their estimated fair values. Such fair values were developed by management.
Our Consolidated Financial Statements include the results of the acquired pipeline interests since the effective closing date of the acquisition in January 2012. The following table presents selected financial information included in our Consolidated Financial Statements for the year ended December 31, 2012:

Year Ended December 31,
2012
Revenues	$5,508
Equity in earnings of equity investees	$13,118
Net income	$15,112

Divestitures
On December 31, 2013 we sold our vehicle fuel procurement and delivery logistics management services business. We sold the business for $1 million and recorded a gain on the sale of approximately $0.9 million, included in Income (loss) from discontinued operations on the Consolidated Statements of Operations. That business, previously reported in our supply and logistics revenues and costs and expenses, was reclassified as discontinued operations in our Consolidated Statements of Operations for the years ended December 31, 2013 and 2012. The summarized operating results of our discontinued operations are as follows:

	Year Ended December 31,
	2013	2012
Revenues	$593,733	$702,695
Cost and expenses	592,505	703,715
Operating income (loss)	1,228	(1,020)
Interest income	2	2
Income (loss) before income taxes	1,230	(1,018)
Gain on sale of discontinued operations	875	—
Income (loss) from discontinued operations	$2,105	$(1,018)